Reconciliation of Liabilities Arising from Financing Activities - Summary of Detailed Information about Reconciliation of Liabilities Arising from Financing Activities (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 425	$ 512,852	$ 323,895
Financing cash flows	(170)	(688)	(686)
Fair value change		76,424	189,646
New leases entered	792		548
Issue costs accrued		0	(644)
Preferred shares converted to common stock		(588,285)
Interest expense	(81)	122	93
Ending Balance	966	425	512,852
Convertible Preferred Shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	511,861	322,215
Financing cash flows	0	0	0
Fair value change		76,424	189,646
New leases entered	0		0
Issue costs accrued		0	0
Preferred shares converted to common stock		(588,285)
Interest expense	0	0	0
Ending Balance	0	0	511,861
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	425	991	1,036
Financing cash flows	(170)	(688)	(686)
Fair value change		0	0
New leases entered	792		548
Issue costs accrued		0	0
Preferred shares converted to common stock		0
Interest expense	(81)	122	93
Ending Balance	966	425	991
Accrued Share Issue Costs [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0	644
Financing cash flows	0	0	0
Fair value change		0	0
New leases entered	0		0
Issue costs accrued		0	(644)
Preferred shares converted to common stock		0
Interest expense	0	0	0
Ending Balance	$ 0	$ 0	$ 0